March 20, 2019

Brown Capital Management Mid Company Fund
Investor Shares – BCMSX
Brown Capital Management Small Company Fund
Investor Shares – BCSIX
Brown Capital Management International Equity Fund
Investor Shares – BCIIX
Brown Capital Management International Small Company Fund
Investor Shares – BCSVX

(each a series of Brown Capital Management Mutual Funds)

Supplement to the Summary Prospectuses and Prospectus Dated July 30, 2018

The following information should replace the relevant sections of the Summary Prospectuses and/or Prospectus:

Mid Company Fund – See pages 4-5 of current prospectus and page 6 of the summary prospectus

Portfolio Managers. The Mid Company Fund is team-managed by Eddie C. Brown, CFA, CIC (Founder, Chairman, and CEO of the Advisor), Walton D. Pearson (Managing Director and Senior Portfolio Manager of the Advisor), Kayode O. Aje, CFA (Managing Director and Senior Portfolio Manager of the Advisor), and Kwame C. Webb, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Brown has served as portfolio manager for the Mid Company Fund since its inception in 2002. Mr. Pearson has served as portfolio manager for the Mid Company Fund since 2005. Messrs. Aje and Webb have each served as portfolio manager for the Mid Company Fund since 2018.

Small Company Fund – pages 9-10 of the current prospectus and pages 5-6 of the summary prospectus

Portfolio Managers. The Small Company Fund is team-managed by Keith A. Lee (President and Chief Operating Officer of the Advisor), Robert E. Hall (Managing Director and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Damien L. Davis, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Andrew J. Fones (Managing Director and Senior Portfolio Manager of the Advisor), Daman C. Blakeney (Managing Director and Senior Portfolio Manager of the Advisor), and Chaitanya Yaramada, CFA, (Director and Portfolio Manager/Senior Analyst of the Advisor). Mr. Lee has served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Hall has served as portfolio manager since 1993; Mr. Ingersol has served as portfolio manager since 2000; Mr. Davis has served as portfolio manager since 2013; Mr. Fones has served as portfolio manager since 2014; Mr. Blakeney has served as portfolio manager since 2017; and Ms. Yaramada has served as portfolio manager since 2019.

International Equity Fund – pages 14-15 of the current prospectus and pages 5-6 of the summary prospectus

Portfolio Managers . The International Equity Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Duncan J. Evered (Managing Director and Senior Portfolio Manager of the Advisor) and Kabir Goyal, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Haywood has served as portfolio manager for the International Equity Fund since 2006; Mr. Evered has served as portfolio manager since 2011; and Mr. Goyal has served as portfolio manager since 2017.

International Small Company Fund – page 20 of the current prospectus and page 6 of the summary prospectus

Portfolio Managers. The International Small Company Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Duncan J. Evered (Managing Director and Senior Portfolio Manager of the Advisor) and Kabir Goyal, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Messrs. Haywood and Evered have served as portfolio manager for the International Small Company Fund since its inception in September 2015. Mr. Goyal has served as portfolio manager for the International Small Company Fund since 2017.

See pages 28-29 of the current prospectus

The Funds will be managed primarily by a portfolio management team consisting of the following:

Fund	Portfolio Manager	Work Experience
Mid Company Fund	Management Team
The Fund is team-managed. Eddie C. Brown, CFA is Founder, Chairman and CEO of the Advisor. Mr. Brown has been with the Advisor since its inception in 1983. Mr. Brown works with Walton D. Pearson, Kayode O. Aje, CFA, and Kwame C. Webb, CFA, in the management of the Mid Company Fund. Mr. Pearson, Managing Director and Senior Portfolio Manager, joined the Advisor in 2005. Prior to this, Mr. Pearson was a Managing Director and Senior Portfolio Manager at Putnam Investment from 2003 to 2005. From 1993 to 2003, he served as Senior Vice President and Senior Portfolio Manager for Alliance Capital Management. Mr. Aje, Managing Director and Senior Portfolio Manager, joined the Advisor in 2016, but assumed his current role in 2018. Prior to joining the Advisor, he was a global equity research analyst at Chevy Chase Trust from 2014 to 2016, senior analyst/portfolio manager at Legg Mason Capital Management from 2005 to 2013, and an account officer in JPMorgan Chase’s Private Banking Division from 2002 to 2003. Mr. Webb, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, he was a senior equity analyst at Morningstar, Inc. from 2013 to 2017 and an investment analyst and Vice President at T. Rowe Price Group, Inc. from 2004 to 2011.

Small Company Fund	Management Team
The Fund is team managed. Keith A. Lee is President and Chief Operating Officer and has been a portfolio manager of the Advisor since 1991. Mr. Lee works with Robert E. Hall, Kempton M. Ingersol, Damien L. Davis, CFA, Andrew J. Fones, Daman C. Blakeney and Chaitanya Yaramada, CFA, in the management of the Fund. Mr. Hall, Managing Director and Senior Portfolio Manager, joined the Advisor in 1993. Prior to joining the Advisor, Mr. Hall served as a partner at Emerging Growth Partners, Inc. and a portfolio manager at T. Rowe Price Associates, Inc. Mr. Ingersol,

Fund	Portfolio Manager	Work Experience

Managing Director and Senior Portfolio Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as Brown Capital Management’s Marketing Director in the Texas Region. Prior to that, he was an Investment Banker at Dain Rauscher Incorporated and Grigsby Brandford & Company from 1997 to 1999 and 1994 to 1997, respectively. Mr. Davis, Managing Director and Senior Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst, became a portfolio manager in 2013 and assumed his current role in 2014. Mr. Fones, Managing Director and Senior Portfolio Manager, joined the Advisor in January 2014, but assumed his current role in 2019. Prior to joining the Advisor, Mr. Fones was an analyst at T. Rowe Price from 2010 to 2013 and before that he spent nine years at UBS, starting as an associate in equity research and then serving as a business analyst. Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined the Advisor in 2008 and became a Senior Portfolio Manager in 2009. Prior to this, Mr. Blakeney was an Equity Analyst at Voyageur Asset Management, Inc., from 2005 to 2008 and an Equity Research Analyst at Victory Capital Management Inc. from 1999 to 2005. Ms. Yaramada, Director and Portfolio Manager/Senior Analyst, joined the Advisor in 2019. Prior to arriving at the firm, she spent nearly 10 years at Baird, starting as an associate in equity research and then serving as a technology analyst in Equity Asset Management. She earned a Bachelor of Engineering from the University of Auckland and an MBA from the University of Chicago. She is a CFA charterholder.

International Equity Fund	Management Team
The Fund is team managed by Maurice L. Haywood, CFA, Duncan J. Evered and Kabir Goyal, CFA. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Evered, Managing Director and Senior Portfolio Manager, joined the Advisor in 2011. Prior to joining the Advisor, Mr. Evered worked for American Express Financial Advisors and Emerging Growth Partners for twelve years and nine years, respectively. Mr. Goyal, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, Mr. Goyal was an Associate Portfolio Manager for the Wasatch International Growth Fund since 2015 and joined Wasatch Advisors in 2012 as a Senior Equities Analyst on the international research team. Before joining Wasatch Advisors, Mr. Goyal worked as an equity analyst at Putnam Investments in Boston, focusing on international industrials and materials. Mr. Goyal began his career at Cambridge Associates in Menlo Park, California where he was promoted to senior associate and team leader of the associates.

Fund	Portfolio Manager	Work Experience
International Small Company Fund	Management Team
The Fund is team managed by Maurice L. Haywood, CFA, Duncan J. Evered and Kabir Goyal, CFA. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Evered, Managing Director and Senior Portfolio Manager, joined the Advisor in 2011. Prior to joining the Advisor, Mr. Evered worked for American Express Financial Advisors and Emerging Growth Partners for twelve years and nine years, respectively. Mr. Goyal, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, Mr. Goyal was an Associate Portfolio Manager for the Wasatch International Growth Fund since 2015 and joined Wasatch Advisors in 2012 as a Senior Equities Analyst on the international research team. Before joining Wasatch Advisors, Mr. Goyal worked as an equity analyst at Putnam Investments in Boston, focusing on international industrials and materials. Mr. Goyal began his career at Cambridge Associates in Menlo Park, California where he was promoted to senior associate and team leader of the associates.

March 20, 2019

Brown Capital Management Mid Company Fund
Institutional Shares – BCMIX
Brown Capital Management Small Company Fund
Institutional Shares – BCSSX
Brown Capital Management International Equity Fund
Institutional Shares – BCISX
Brown Capital Management International Small Company Fund
Institutional Shares – BCSFX

(each a series of Brown Capital Management Mutual Funds)

Supplement to the Summary Prospectuses and Prospectus Dated July 30, 2018

The following information should replace the relevant sections of the Summary Prospectuses and/or Prospectus:

Mid Company Fund – See page 4 of current prospectus and page 5 of the summary prospectus

Portfolio Managers. The Mid Company Fund is team-managed by Eddie C. Brown, CFA, CIC (Founder, Chairman and CEO of the Advisor), Walton D. Pearson (Managing Director and Senior Portfolio Manager of the Advisor), Kayode O. Aje, CFA (Managing Director and Senior Portfolio Manager of the Advisor), and Kwame C. Webb, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Brown has served as portfolio manager for the Mid Company Fund since its inception in 2002. Mr. Pearson has served as portfolio manager for the Mid Company Fund since 2005. Messrs. Aje and Webb have each served as portfolio manager for the Mid Company Fund since 2018.

Small Company Fund – page 8 of the current prospectus and pages 5-6 of the summary prospectus

Portfolio Managers. The Small Company Fund is team-managed by Keith A. Lee (President and Chief Operating Officer of the Advisor), Robert E. Hall (Managing Director and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Damien L. Davis, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Andrew J. Fones (Managing Director and Senior Portfolio Manager of the Advisor), Daman C. Blakeney (Managing Director and Senior Portfolio Manager of the Advisor), and Chaitanya Yaramada, CFA, (Director and Portfolio Manager/Senior Analyst of the Advisor). Mr. Lee has served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Hall has served as portfolio manager since 1993; Mr. Ingersol has served as portfolio manager since 2000; Mr. Davis has served as portfolio manager since

2013; Mr. Fones has served as portfolio manager since 2014; Mr. Blakeney has served as portfolio manager since 2017; and Ms. Yaramada has served as portfolio manager since 2019.

International Equity Fund – page 12 of the current prospectus and pages 5-6 of the summary prospectus

Portfolio Managers. The International Equity Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Duncan J. Evered (Managing Director and Senior Portfolio Manager of the Advisor) and Kabir Goyal, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Haywood has served as portfolio manager for the International Equity Fund since 2006; Mr. Evered has served as portfolio manager since 2011; and Mr. Goyal has served as portfolio manager since 2017.

International Small Company Fund – page 17 of the current prospectus and page 6 of the summary prospectus

Portfolio Managers. The International Small Company Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Duncan J. Evered (Managing Director and Senior Portfolio Manager of the Advisor) and Kabir Goyal, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Messrs. Haywood and Evered have served as portfolio manager for the International Small Company Fund since its inception in September 2015. Mr. Goyal has served as portfolio manager for the International Small Company Fund since 2017.

See pages 25-26 of the current prospectus

The Funds will be managed primarily by a portfolio management team consisting of the following:

Fund	Portfolio Manager	Work Experience
Mid Company Fund	Management Team
The Fund is team-managed. Eddie C. Brown, CFA is Founder, Chairman and CEO of the Advisor. Mr. Brown has been with the Advisor since its inception in 1983. Mr. Brown works with Walton D. Pearson, Kayode O. Aje, CFA, and Kwame C. Webb, CFA, in the management of the Mid Company Fund. Mr. Pearson, Managing Director and Senior Portfolio Manager, joined the Advisor in 2005. Prior to this, Mr. Pearson was a Managing Director and Senior Portfolio Manager at Putnam Investment from 2003 to 2005. From 1993 to 2003, he served as Senior Vice President and Senior Portfolio Manager for Alliance Capital Management. Mr. Aje, Managing Director and Senior Portfolio Manager, joined the Advisor in 2016, but assumed his current role in 2018. Prior to joining the Advisor, he was a global equity research analyst at Chevy Chase Trust from 2014 to 2016, senior analyst/portfolio manager at Legg Mason Capital Management from 2005 to 2013, and an account officer in JPMorgan Chase’s Private Banking Division from 2002 to 2003. Mr. Webb, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, he was a senior equity analyst at Morningstar, Inc. from 2013 to 2017 and an investment analyst and Vice President at T. Rowe Price Group, Inc. from 2004 to 2011.

Small Company Fund	Management Team	The Fund is team managed. Keith A. Lee is President and Chief Operating Officer and has been a portfolio manager of the Advisor since 1991. Mr. Lee works with Robert E. Hall, Kempton M. Ingersol, Damien L. Davis, CFA, Andrew J. Fones, Daman C. Blakeney and Chaitanya Yaramada,

Fund	Portfolio Manager	Work Experience

CFA, in the management of the Fund. Mr. Hall, Managing Director and Senior Portfolio Manager, joined the Advisor in 1993. Prior to joining the Advisor, Mr. Hall served as a partner at Emerging Growth Partners, Inc. and a portfolio manager at T. Rowe Price Associates, Inc. Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as Brown Capital Management’s Marketing Director in the Texas Region. Prior to that, he was an Investment Banker at Dain Rauscher Incorporated and Grigsby Brandford & Company from 1997 to 1999 and 1994 to 1997, respectively. Mr. Davis, Managing Director and Senior Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst, became a portfolio manager in 2013 and assumed his current role in 2014. Mr. Fones, Managing Director and Senior Portfolio Manager, joined the Advisor in January 2014, but assumed his current role in 2019. Prior to joining the Advisor, Mr. Fones was an analyst at T. Rowe Price from 2010 to 2013 and before that he spent nine years at UBS, starting as an associate in equity research and then serving as a business analyst. Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined the Advisor in 2008 and became a Senior Portfolio Manager in 2009. Prior to this, Mr. Blakeney was an Equity Analyst at Voyageur Asset Management, Inc., from 2005 to 2008 and an Equity Research Analyst at Victory Capital Management Inc. from 1999 to 2005. Ms. Yaramada, Director and Portfolio Manager/Senior Analyst, joined the Advisor in 2019. Prior to arriving at the firm, she spent nearly 10 years at Baird, starting as an associate in equity research and then serving as a technology analyst in Equity Asset Management. She earned a Bachelor of Engineering from the University of Auckland and an MBA from the University of Chicago. She is a CFA charterholder.

International Equity Fund	Management Team
The Fund is team managed by Maurice L. Haywood, CFA, Duncan J. Evered and Kabir Goyal, CFA. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Evered, Managing Director and Senior Portfolio Manager, joined the Advisor in 2011. Prior to joining the Advisor, Mr. Evered worked for American Express Financial Advisors and Emerging Growth Partners for twelve years and nine years, respectively. Mr. Goyal, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, Mr. Goyal was an Associate Portfolio Manager for the Wasatch International Growth Fund since 2015 and joined Wasatch Advisors in 2012 as a Senior Equities Analyst on the international research team. Before joining Wasatch Advisors, Mr. Goyal worked as an equity analyst at Putnam Investments in Boston, focusing on international industrials and materials. Mr. Goyal began his career at Cambridge Associates in Menlo Park, California where he was promoted to senior associate and team leader of the associates.

Fund	Portfolio Manager	Work Experience
International Small Company Fund	Management Team
The Fund is team managed by Maurice L. Haywood, CFA, Duncan J. Evered and Kabir Goyal, CFA. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Evered, Managing Director and Senior Portfolio Manager, joined the Advisor in 2011. Prior to joining the Advisor, Mr. Evered worked for American Express Financial Advisors and Emerging Growth Partners for twelve years and nine years, respectively. Mr. Goyal, Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, Mr. Goyal was an Associate Portfolio Manager for the Wasatch International Growth Fund since 2015 and joined Wasatch Advisors in 2012 as a Senior Equities Analyst on the international research team. Before joining Wasatch Advisors, Mr. Goyal worked as an equity analyst at Putnam Investments in Boston, focusing on international industrials and materials. Mr. Goyal began his career at Cambridge Associates in Menlo Park, California where he was promoted to senior associate and team leader of the associates.